Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total income before income taxes	$ 2,358,172	$ 2,692,310
Non-PRC operations [Member]
Total income before income taxes	(19,742)	(7,626)
PRC operations [Member]
Total income before income taxes	$ 2,377,914	$ 2,699,936